Fair Value Measurements - Summary of assets that are measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account		$ 230,017,782
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account	$ 230,070,699	230,017,782
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account		0
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative warrant liabilities	7,285,410	0
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative warrant liabilities		0
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities		6,762,630
Private Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative warrant liabilities		0
Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative warrant liabilities		0
Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities	$ 7,240,850	$ 6,705,000